Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 011 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
NOTE A - Description of the Plan
The following description of the Plan provides only general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.
General
The Plan, adopted on June 1, 1996, is a defined contribution retirement savings plan covering substantially all domestic non-union
employees of participating subsidiaries of RPM International Inc. (the Company and Plan Sponsor). The Plan is subject to the Employee Retirement Income Security Act of 1974 (ERISA), as amended.
Eligibility
Employees, as defined, are eligible to participate in the Plan provided they have worked for the Company for a period of 3 months. Unless elected otherwise, employees are automatically enrolled into the Plan at a pre-tax
contribution rate of 3% as of the first payroll beginning after eligibility requirements are met.
Contributions
Participants may contribute up to 50% of their gross annual compensation, as defined. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up
contributions. Participants may also contribute amounts representing distributions from other qualified defined benefit or defined contribution plans. Participants direct the investment of their contributions into various investment options offered by the Plan. The Plan currently offers a variety of investment funds as investment options for participants. Participants may invest up to a limit of 20% per contribution in the Company stock fund. The Plan is a safe harbor 401(k) plan. The Company matches up to a maximum rate of 100% of the first 3% and 50% of the next 2% of participant deferrals. The matching Company contribution is invested in the same way the participants invest their own contributions. Contributions are subject to certain limitations, as defined.
Participant Accounts
Each participant’s account is credited with the participant’s contribution, the Compa ny’s ma
tching contribution and an allocation of Plan earnings/(losses) and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Vesting
Vesting is immediate for contributions, both for employee and employer, and earnings thereon.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance. Participants can only have one loan outstanding under the Plan at any time. Loan terms may not exceed five years. The loans are secured by the
balance in the participant’s account and bear interest of prime rate plus 1.00%. Principal and interest are paid ratably through payroll deductions. Outstanding loans at December 31, 2025 bear interest rates between 4.25% and 9.50%.

Payment of Benefits
Upon termination of a participant’s employment, including termination by reason of death, disability or retirement, a participant may elect to receive either a lump-sum
amount equal to the value of the participant’s interest in his or her accounts or regular installments over any period not to exceed ten years.
In-service
withdrawals are available in certain limited circumstances, as defined by the Plan. Hardship withdrawals are allowed for participants incurring immediate and heavy financial need, as defined by the Plan. Hardship withdrawals are strictly regulated by the Internal Revenue Service (IRS).
Plan Expenses
During 2025, certain administrative expenses, and other expenses incurred in connection with the sale, purchase, and management of the assets of the investment funds were paid by the Plan. The Company directly pays administrative costs associated with participant recordkeeping services for active
(non-terminated)
participants. Other fees, including individual participant transaction fees and administrative fees specific to terminated and retired participants are debited directly from the accounts of Plan participants. The Company participates in an arrangement that provides for the allocation of substantially all revenue sharing payments on certain funds to Plan participants. During 2025, the administrative expenses exceeded revenue sharing received during the calendar year by $769,565. This amount is shown as Administrative Expenses on the accompanying statement of changes in net assets available for benefits. The Plan uses the forfeitures in accordance with the Plan document and during 2025 used available forfeitures to offset a portion of Plan recordkeeping fees. Forfeitures can come from non-discrimination
testing failures, account balances for lost participants and uncashed checks.
Transfer of Assets to and from the Plan
The Company has completed a number of acquisitions since the inception of the Plan. Typically, the plans of the acquired companies are merged into the Plan. Related assets transferred from these mergers are shown as Transfer of Assets to Plan in the year of the merger. Employees of acquired companies become eligible to participate in the Plan as of the date defined by the applicable amendment and supplemental agreement made to the Plan. Additionally, assets are able to be transferred to and from the Company’s union plan as employees change eligibility.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the shares of RPM International Inc. common stock allocated to the participant’s account. The RPM International Inc. Plan Committee is not permitted to vote any share for a participant. The trustee votes shares for which a participant has given no instructions in proportion to how instructed shares voted.